Janus Investment Fund
Janus Henderson Low Duration Multi-Sector Income Fund

Class A Shares	Class S Shares	Class N Shares	Class T Shares
Class C Shares	Class I Shares	Class R Shares
Supplement dated March 27, 2026
to Currently Effective Prospectuses
The purpose of this supplement is to notify shareholders of revisions to Janus Henderson Low Duration Multi-Sector Income Fund’s (the “Fund”) investment strategy, risks, and related disclosure regarding investments in one or more funds managed by Kapstream Capital Pty Limited, an affiliate of Janus Henderson Investors US LLC (the “Adviser”). In addition, the supplement provides information about an affiliated fund fee waiver agreement between the Fund and the Adviser in connection with those investments (the “Agreement”). These changes are effective on or about March 30, 2026.
This Agreement shall not modify the Adviser’s obligations under any currently effective waiver agreement, but instead is an additional waiver agreement.
Accordingly, effective March 30, 2026, the Fund’s prospectuses are amended as follows:

1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s Prospectuses, the following information replaces the corresponding information:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class N	Class R	Class T

Management Fees(1)	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%

Distribution/Services (12b‑1) Fees	0.25%	1.00%	0.25%	None	None	0.50%	None

Other Expenses	0.84%	0.90%	1.89%	0.82%	1.33%	1.84%	1.05%

Acquired Fund(2) Fees and Expenses	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%

Total Annual Fund Operating Expenses(3)	1.47%	2.28%	2.52%	1.20%	1.71%	2.72%	1.43%

Fee Waiver and/or Expense Reimbursement(4)	0.77%	0.83%	1.63%	0.75%	1.31%	1.58%	0.79%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(4)	0.70%	1.45%	0.89%	0.45%	0.40%	1.14%	0.64%
(1)	Management Fees restated to reflect current fees, effective March 4, 2026.
(2)
“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which the Fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses the Fund incurs as a result of investing in shares of an underlying fund. The Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “Ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.

(3)	Total Annual Fund Operating Expenses restated to reflect current fees, effective March 30, 2026.
(4)
The Fund is subject to several contractual fee waivers and/or expense reimbursement agreements, each of which may be terminated or modified only at the discretion of the Board of Trustees, as follows: (i) the Adviser shall waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.39%; (ii) the Adviser shall waive and/or reimburse out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees, payable by any share class so that such fees, in the aggregate, do not exceed 0.06% of a share class’s average daily net assets; (iii) the Adviser shall waive and/or reimburse a portion of the Fund’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated exchange traded funds (“ETFs”) in which the Fund invests, less certain operating expenses; and (iv) the Adviser shall waive and/or reimburse a portion of the Fund’s management fee in an amount equal to the management fee payable in connection with any investment in an affiliated listed investment trusts in which the Fund invests, less certain operating expenses. The foregoing contractual waivers identified in (i) through (iii) will remain in effect for at least a one-year period commencing on March 4, 2026; the foregoing contractual waiver identified in (iv) will remain in effect for at least a one‑year period commencing on March 30, 2026.

2.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s Prospectuses, the following information replaces the corresponding information:
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and the Total Annual Fund Operation Expenses thereafter. Class C Shares automatically convert to Class A Shares after eight years. The Example for Class C Shares for the ten‑year period reflects the conversion to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years

Class A Shares	$543	$846	$1,170	$2,086

Class C Shares	$248	$633	$1,145	$2,346

Class S Shares	$91	$629	$1,193	$2,733

Class I Shares	$46	$307	$587	$1,388

Class N Shares	$41	$411	$805	$1,910

Class R Shares	$116	$694	$1,299	$2,935

Class T Shares	$65	$375	$706	$1,645

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years

Class A Shares	$543	$846	$1,170	$2,086

Class C Shares	$148	$633	$1,145	$2,346

Class S Shares	$91	$629	$1,193	$2,733

Class I Shares	$46	$307	$587	$1,388

Class N Shares	$41	$411	$805	$1,910

Class R Shares	$116	$694	$1,299	$2,935

Class T Shares	$65	$375	$706	$1,645

3.
Under “Additional Investment Strategies and General Portfolio Policies – Mortgage- and Asset-Backed Securities” in the Additional Information about the Fund section of the Fund’s prospectuses, the following paragraph is added:

Through its investments in a listed investment trust, the Fund may also have indirect exposure to asset-backed securities in the form of Australian securitized warehouse finance facilities (warehouse financing). Warehouse financing is a form of private debt securitization which provides capital to lenders to “on‑lend.” Underlying borrowers span across mortgage, auto, personal, professional, and other receivable and loan types. Warehouse financing facilities are typically one‑to‑three‑year arrangements that fund loans until they are “termed out” into the public mortgage‑backed and asset‑backed security markets.

4.	Under “Risks of the Fund – Mortgage- and Asset-Backed Securities Risk” in the Additional Information about the Fund section of the Fund’s prospectuses, the following paragraph is added:
Through its investments in a listed investment trust, the Fund may also have indirect exposure to asset-backed securities in the form of Australian securitized warehouse finance facilities (warehouse financing). In addition to the risks described above, investments in warehouse financing are illiquid in nature with limited ability to sell. Warehouse financing vehicles may repay in full or partially upon the issuance of a securitization deal at any time, and this repayment can be unpredictable, increasing the possibility of prepayment risk due to elevated levels of cash upon repayment.

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5.	Under “Risks of the Fund” in the Additional Information about the Fund section of the Fund’s prospectuses, the following risk factor is added:
Listed Investment Trusts Risk. Listed investment trusts are investment vehicles organized as trusts that issue a fixed number of shares in an initial public offering, after which their shares trade at market value on an exchange. The net asset value of an investment trust fluctuates due to the valuation changes of the investment securities or assets held by the investment trust (assets denominated in foreign currencies are also subject to the exchange rate fluctuations subject to hedging strategy). However, because the shares of a listed investment trust trade at market value on an exchange, such shares can trade below their net asset value (known as a discount) or above net asset value (known as a premium). The more an investment trust falls out of favor and the less demand there is for its shares, the lower the price those selling shares of the trust may have to accept in order to liquidate their position; conversely, purchasers of shares may take advantage of such discount. In addition to these risks, when the Fund invests in a listed investment trust it is subject to the risks described herein with respect to investments in other investment companies generally, including that shareholders of the Fund will indirectly bear their proportionate share of fees and expenses of the investment trust, as well as commissions in connection with its purchase and sale of shares.

6.	Under “Management Expenses – Expense Limitations” in the Management of the Fund section of the Fund’s prospectuses, the following paragraphs replace the corresponding paragraphs in their entirety:
The Adviser has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b‑1 plan, shareholder servicing fees, out‑of‑pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate shown below. In addition, the Adviser shall reimburse or waive out‑of‑pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees, payable by any share class so that such fees, in the aggregate, do not exceed 0.06% of a share class’s average daily net assets. The Adviser has also contractually agreed to waive and/or reimburse a portion of the Fund’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated ETFs in which the Fund invests. Pursuant to this agreement, the waiver amount is equal to the amount of Fund assets invested in the affiliated ETFs, multiplied by an amount equal to the current daily unitary management fee of the affiliated ETF, less certain asset-based operating fees and expenses incurred on a per‑fund basis and paid by the Adviser with respect to the affiliated ETFs (including, but not limited to custody, sub‑administration, and transfer agency fees and fees paid to the distributor). The Adviser has agreed to continue each waiver for at least a one‑year period commencing on March 4, 2026.
In addition, the Adviser has contractually agreed to waive and/or reimburse a portion of the Fund’s management fee in an amount equal to the management fee payable in connection with any investment in an affiliated listed investment trust in which the Fund invests. Pursuant to this agreement, the waiver/reimbursement amount shall be equal to the amount of Fund assets invested in the affiliated listed investment trust, multiplied by an amount equal to the current management fee of the affiliated listed investment trust, less certain asset-based operating fees and expenses incurred on a per‑fund basis and paid by the Adviser with respect to the affiliated listed investment trust (including, but are not limited to custody, administration, compliance, and audit fees). This contractual waiver will remain in effect for at least one‑year period commencing on March 30, 2026.
These contractual waivers may be terminated or modified only at the discretion of the Board of Trustees. For information about how the expense limit affects the total expenses of the Fund, if applicable, see the “Fees and Expenses of the Fund” table in the Fund Summary of the Prospectus.
Please retain this Supplement with your records.

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Janus Investment Fund
Janus Henderson Low Duration Multi-Sector Income Fund
Class D Shares
Supplement dated March 27, 2026
to Currently Effective Prospectuses
The purpose of this supplement is to notify shareholders of revisions to Janus Henderson Low Duration Multi-Sector Income Fund’s (the “Fund”) investment strategy, risks, and related disclosure regarding investments in one or more funds managed by Kapstream Capital Pty Limited, an affiliate of Janus Henderson Investors US LLC (the “Adviser”). In addition, the supplement provides information about an affiliated fund fee waiver agreement between the Fund and the Adviser in connection with those investments (the “Agreement”). These changes are effective on or about March 30, 2026.
This Agreement shall not modify the Adviser’s obligations under any currently effective waiver agreement, but instead is an additional waiver agreement.
Accordingly, effective March 30, 2026, the Fund’s prospectuses are amended as follows:

1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information in its entirety:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D

Management Fees(1)	0.35%

Other Expenses	0.91%

Acquired Fund(2) Fees and Expenses	0.03%

Total Annual Fund Operating Expenses(3)	1.29%

Fee Waiver and/or Expense Reimbursement(4)	0.77%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(4)	0.52%
(1)	Management Fees restated to reflect current fees, effective March 4, 2026.
(2)
“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which the Fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses the Fund incurs as a result of investing in shares of an underlying fund. The Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “Ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.

(3)	Total Annual Fund Operating Expenses restated to reflect current fees, effective March 30, 2026.
(4)
The Fund is subject to several contractual fee waivers and/or expense reimbursement agreements, each of which may be terminated or modified only at the discretion of the Board of Trustees, as follows: (i) the Adviser shall waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding shareholder servicing fees, out‑of‑pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.39%; (ii) the Adviser shall waive and/or reimburse out‑of‑pocket transfer agency/shareholder servicing costs, payable by any share class so that such fees do not exceed 0.06% of a share class’s average daily net assets; (iii) the Adviser shall waive and/or reimburse a portion of the Fund’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated exchange traded funds (“ETFs”) in which the Fund invests, less certain operating expenses; and (iv) the Adviser shall waive and/or reimburse a portion of the Fund’s management fee in an amount equal to the management fee payable in connection with any investment in an affiliated listed investment trusts in which the Fund invests, less certain operating expenses. The foregoing contractual waivers identified in (i) through (iii) will remain in effect for at least a one-year period commencing on March 4, 2026; the foregoing contractual waiver identified in (iv) will remain in effect for at least a one‑year period commencing on March 30, 2026.

2.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following replaces the corresponding information in its entirety:

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class D Shares	$53	$333	$634	$1,489

3.
Under “Additional Investment Strategies and General Portfolio Policies – Mortgage- and Asset-Backed Securities” in the Additional Information about the Fund section of the Fund’s prospectuses, the following paragraph is added:

Through its investments in a listed investment trust, the Fund may also have indirect exposure to asset-backed securities in the form of Australian securitized warehouse finance facilities (warehouse financing). Warehouse financing is a form of private debt securitization which provides capital to lenders to “on‑lend.” Underlying borrowers span across mortgage, auto, personal, professional, and other receivable and loan types. Warehouse financing facilities are typically one‑to‑three‑year arrangements that fund loans until they are “termed out” into the public mortgage‑backed and asset‑backed security markets.

4.	Under “Risks of the Fund – Mortgage- and Asset-Backed Securities Risk” in the Additional Information about the Fund section of the Fund’s prospectuses, the following paragraph is added:
Through its investments in a listed investment trust, the Fund may also have indirect exposure to asset-backed securities in the form of Australian securitized warehouse finance facilities (warehouse financing). In addition to the risks described above, investments in warehouse financing are illiquid in nature with limited ability to sell. Warehouse financing vehicles may repay in full or partially upon the issuance of a securitization deal at any time, and this repayment can be unpredictable, increasing the possibility of prepayment risk due to elevated levels of cash upon repayment.

5.	Under “Risks of the Fund” in the Additional Information about the Fund section of the Fund’s prospectuses, the following risk factor is added:
Listed Investment Trusts Risk. Listed investment trusts are investment vehicles organized as trusts that issue a fixed number of shares in an initial public offering, after which their shares trade at market value on an exchange. The net asset value of an investment trust fluctuates due to the valuation changes of the investment securities or assets held by the investment trust (assets denominated in foreign currencies are also subject to the exchange rate fluctuations subject to hedging strategy). However, because the shares of a listed investment trust trade at market value on an exchange, such shares can trade below their net asset value (known as a discount) or above net asset value (known as a premium). The more an investment trust falls out of favor and the less demand there is for its shares, the lower the price those selling shares of the trust may have to accept in order to liquidate their position; conversely, purchasers of shares may take advantage of such discount. In addition to these risks, when the Fund invests in a listed investment trust it is subject to the risks described herein with respect to investments in other investment companies generally, including that shareholders of the Fund will indirectly bear their proportionate share of fees and expenses of the investment trust, as well as commissions in connection with its purchase and sale of shares.

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6.	Under “Management Expenses – Expense Limitations” in the Management of the Fund section of the Fund’s prospectuses, the following paragraphs replace the corresponding paragraphs in their entirety:
The Adviser has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding shareholder servicing fees, out‑of‑pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate shown below. In addition, the Adviser shall reimburse or waive out‑of‑pocket transfer agency/shareholder servicing costs payable by any share class so that such fees do not exceed 0.06% of a share class’s average daily net assets. The Adviser has also contractually agreed to waive and/or reimburse a portion of the Fund’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated ETFs in which the Fund invests. Pursuant to this agreement, the waiver amount is equal to the amount of Fund assets invested in the affiliated ETFs, multiplied by an amount equal to the current daily unitary management fee of the affiliated ETF, less certain asset-based operating fees and expenses incurred on a per‑fund basis and paid by the Adviser with respect to the affiliated ETFs (including, but not limited to custody, sub‑administration, and transfer agency fees and fees paid to the distributor). The Adviser has agreed to continue each waiver for at least a one‑year period commencing on March 4, 2026.
In addition, the Adviser has contractually agreed to waive and/or reimburse a portion of the Fund’s management fee in an amount equal to the management fee payable in connection with any investment in an affiliated listed investment trust in which the Fund invests. Pursuant to this agreement, the waiver/reimbursement amount shall be equal to the amount of Fund assets invested in the affiliated listed investment trust, multiplied by an amount equal to the current management fee of the affiliated listed investment trust, less certain asset-based operating fees and expenses incurred on a per‑fund basis and paid by the Adviser with respect to the affiliated listed investment trust (including, but are not limited to custody, administration, compliance, and audit fees). This contractual waiver will remain in effect for at least one‑year period commencing on March 30, 2026.
These contractual waivers may be terminated or modified only at the discretion of the Board of Trustees. For information about how the expense limit affects the total expenses of the Fund, if applicable, see the “Fees and Expenses of the Fund” table in the Fund Summary of the Prospectus.

Please retain this Supplement with your records.

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Janus Investment Fund

Janus Henderson Low Duration Multi-Sector Income Fund

Supplement dated March 27, 2026

to Currently Effective Statement of Additional Information

The purpose of this supplement is to notify shareholders of revisions to Janus Henderson Low Duration Multi-Sector Income Fund’s (the “Fund”) investment strategy, risks, and related disclosure regarding investments in one or more funds managed by Kapstream Capital Pty Limited, an affiliate of Janus Henderson Investors US LLC (the “Adviser”). In addition, the supplement provides information about an affiliated fund fee waiver agreement between the Fund and the Adviser in connection with those investments (the “Agreement”). These changes are effective on or about March 30, 2026.

This Agreement shall not modify the Adviser’s obligations under any currently effective waiver agreement, but instead is an additional waiver agreement.

Accordingly, effective March 30, 2026, the Fund’s statement of additional information (“SAI”) is amended as follows:

1.

Under “Investment Strategies and Risks – Investment Companies Securities” in the Classification, Investment Policies and Restrictions, and Investment Strategies and Risks section of the Fund’s SAI, the following sentence replaces the first sentence it its entirety:

From time to time, the Fund may invest in securities of other investment companies, including foreign investment companies, subject to the provisions of the 1940 Act or as otherwise permitted by the SEC.

2.	Under “Expense Limitation” in the Investment Adviser section of the Fund’s SAI, the following paragraphs replace the corresponding paragraphs in their entirety:

The Adviser has contractually agreed to waive the advisory fee payable by the Fund, or reimburse expenses, in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate shown below. In addition, the Adviser shall reimburse or waive out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class so that such fees, in the aggregate, do not exceed 0.06% of a share class’s average daily net assets. The Adviser has also contractually agreed to waive and/or reimburse a portion of the Fund’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated ETFs in which the Fund invests. Pursuant to this agreement, the waiver amount is equal to the amount of Fund assets invested in the affiliated ETFs, multiplied by an amount equal to the current daily unitary management fee of the affiliated ETF, less certain asset-based operating fees and expenses incurred on a per-fund basis and paid by the Adviser with respect to the affiliated ETFs (including, but not limited to custody, sub-administration, and transfer agency fees and fees paid to the distributor). Provided that the Adviser remains investment adviser to the Fund, the Adviser has agreed to continue each waiver for at least a one-year period commencing on March 4, 2026.

In addition, the Adviser has contractually agreed to waive and/or reimburse a portion of the Fund’s management fee in an amount equal to the management fee payable in connection with any investment in an affiliated listed investment trust in which the Fund invests. Pursuant to this agreement, the waiver/reimbursement amount shall be equal to the amount of Fund assets invested in the affiliated listed investment trust, multiplied by an amount equal to the current management fee of the affiliated listed investment trust, less certain asset-based operating fees and expenses incurred on a per-fund basis and paid by the Adviser with respect to the affiliated listed investment trust (including, but are not limited to custody, administration, compliance, and audit fees). This contractual waiver will remain in effect for at least one-year period commencing on March 30, 2026.

The fee waiver agreements may be modified or terminated only at the discretion of the Board of Trustees. For information about how the expense limit affects the total expenses of the Fund, if applicable, refer to the “Fees and Expenses of the Fund” table in the Fund Summary of each Prospectus.

Please retain this Supplement with your records.

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